CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Condensed Statements Of Operations
Revenue
Operating expenses:
Research and development	$ 59,734	$ 25,588	$ 233,407	$ 80,550	$ 196,179	$ 217,350
General and administrative	44,786	113,769	93,584	201,883	223,434	3,024,108
Professional fees	35,727	107,685	1,926,673	452,289	949,319	1,235,270
Total operating expenses	140,247	247,042	2,253,664	734,722	1,368,932	4,476,728
Net operating loss	(140,247)	$ (247,042)	(2,253,664)	(734,722)	(1,368,932)	(4,476,728)
Other expense:
Interest expense	(48,508)		(139,086)	(29,455)	(41,582)	(400,420)
Total other expenses	(48,508)		(139,086)	(29,455)	(41,582)	(400,420)
Net loss	$ (188,755)	$ (247,042)	$ (2,392,750)	$ (764,177)	$ (1,410,514)	(4,877,148)
Deemed dividend						(79,923)
Net loss attributable to common stockholders					$ (1,410,514)	$ (4,957,071)
Weighted average number of common shares outstanding - basic and fully diluted	23,546,325	20,719,892	22,381,026	20,003,589	20,408,658	15,829,277
Net loss per share - basic and fully diluted	$ (0.01)	$ (0.01)	$ (0.11)	$ (0.04)	$ (0.07)	$ (0.31)